Cash and cash equivalents Cash and cash equivalents - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Short-term Investments	$ 10.0	$ 20.2